Financial Instruments and Risk Management - Schedule of Financial Assets (Liabilities) Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration on business combinations	$ (12)
Total	299	$ 335
Derivative Financial Instruments, Liabilities [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	(43)	(24)
Derivative Financial Instruments, Liabilities [Member] | Not Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	(2)	(1)
U.S. Treasury Bonds/Bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	335	335
Equity Securities [Member] | Available-for-Sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	11	11
Equity Securities [Member] | Held-for-Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	8	8
Derivative Financial Instruments, Assets [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	1	5
Derivative Financial Instruments, Assets [Member] | Not Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	1	1
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	354	354
Fair Value, Inputs, Level 1 [Member] | U.S. Treasury Bonds/Bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	335	335
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member] | Available-for-Sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	11	11
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member] | Held-for-Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	8	8
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	(43)	(19)
Fair Value, Inputs, Level 2 [Member] | Derivative Financial Instruments, Liabilities [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	(43)	(24)
Fair Value, Inputs, Level 2 [Member] | Derivative Financial Instruments, Liabilities [Member] | Not Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	(2)	(1)
Fair Value, Inputs, Level 2 [Member] | Derivative Financial Instruments, Assets [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	1	5
Fair Value, Inputs, Level 2 [Member] | Derivative Financial Instruments, Assets [Member] | Not Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	1	$ 1
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration on business combinations	(12)
Total	$ (12)